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                                   SCHEDULE A

          VAN KAMPEN AMERICAN CAPITAL EQUITY TRUST (the "Registrant")




Series six of the Registrant affected by Post-Effective Amendment No. 25:

Van Kampen American Capital Value Fund
Van Kampen American Capital Great American Companies Fund
Van Kampen American Capital Growth Fund
Van Kampen American Capital Prospector Fund



Series six of the Registrant not affected by Post-Effective Amendment No. 25:

Van Kampen American Capital Utility Fund
Van Kampen American Capital Balanced Fund